BANK LOAN (Details Narrative) - USD ($)				6 Months Ended
	Mar. 02, 2020	Mar. 01, 2020	Nov. 14, 2016	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Unpaid borrowings				$ 980,452		$ 980,452
Interest expense				$ 15,500	$ 5,712
Pt Bank Uob Indonesia [Member]
Cash deposit for pledging of loan	$ 1,000,000
PT Green World Nusantara [Member]
Line of credit facility reduction amount	$ 1,000,000	$ 1,900,000
Renewable term of bank loan			1 year
Interest rate			1.00%
Security deposit			$ 2,000,000
PT Green World Nusantara [Member] | Bank Overdrafts [Member]
Line of credit facility reduction amount			$ 1,900,000